INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Revenues	¥ 194,510	$ 28,667	¥ 178,821
Cost of revenues	(59,046)	(8,702)	(60,332)
Gross profit	135,464	19,965	118,489
Operating expenses
Research and development	(57,987)	(8,546)	(50,565)
Sales and marketing	(54,204)	(7,989)	(45,954)
General and administrative	(21,501)	(3,169)	(24,866)
Total operating expenses	(133,692)	(19,704)	(121,385)
Other operating income	322	47	407
(Loss) /Income from operations	2,094	308	(2,489)
Foreign exchange income/(loss)	(1,497)	(221)	181
Interest income	1,164	172	550
Interest expense	(20)	(3)	(45)
Gains from fair value change	563	83	111
Other income	1,008	149	34
(Loss)/Income before income taxes	3,312	488	(1,658)
Income tax benefits/(expenses)	(62)	(9)	546
Net (loss)/income	3,250	479	(1,112)
Less: net income attributable to noncontrolling interests	313	46	1,461
Net (loss)/income attributable to Aurora Mobile Limited's shareholders	2,937	433	(2,573)
Other comprehensive loss
Foreign currency translation adjustments	(1,530)	(225)	(270)
Total other comprehensive loss, net of tax	(1,530)	(225)	(270)
Total comprehensive (loss)/income	1,720	254	(1,382)
Less: comprehensive income attributable to noncontrolling interests	342	50	1,461
Comprehensive (loss)/income attributable to Aurora Mobile Limited's shareholders	¥ 1,378	$ 204	¥ (2,843)
Class A Common Shares
Net (loss)/income per share for class A and class B common shares:
Earnings Per Share, Basic (per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Earnings Per Share, Diluted (per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Weighted average shares used in computing net (loss)/income per share attributable to common shares:
Common Shares - basic (in shares)	62,427,953	62,427,953	63,325,008
Common Shares - diluted (in shares)	66,405,620	66,405,620	63,325,008
Class B Common Shares
Net (loss)/income per share for class A and class B common shares:
Earnings Per Share, Basic (per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Earnings Per Share, Diluted (per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.03)
Weighted average shares used in computing net (loss)/income per share attributable to common shares:
Common Shares - basic (in shares)	17,000,189	17,000,189	17,000,189
Common Shares - diluted (in shares)	17,000,189	17,000,189	17,000,189